24. Benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Benefit Plans Tables
Benefit plans
	12.31.17	12.31.16
Non-current	323,564	266,087
Current	31,407	33,370
Total Benefit plans	354,971	299,457

Benefit payment obligations
	12.31.17	12.31.16
Benefit payment obligations at beginning	299,457	232,677
Current service cost	28,783	23,277
Interest cost	79,006	82,128
Actuarial losses	(13,962)	(7,817)
Benefits paid to participating employees	(38,313)	(30,808)
Benefit payment obligations at period end	354,971	299,457

Detail of the charge recognized in the Statement of Comprehensive Income
	12.31.17	12.31.16	12.31.15
Cost	28,783	23,277	29,241
Interest	79,006	82,128	60,013
Actuarial results - Other comprehensive loss	(13,962)	(7,817)	3,678
	93,827	97,588	92,932

Actuarial assumptions
	12.31.17	12.31.16
Discount rate	5%	5%
Salary increase	1%	1%
Inflation	18%	21%

Benefit plan sensitivity analysis
12.31.2017
Discount Rate: 4%
Obligation	388,877
Variation	33,906
10%

Discount Rate: 6%
Obligation	326,052
Variation	(28,919)
(8%)

Salary Increase : 0%
Obligation	324,763
Variation	(30,208)
(9%)

Salary Increase: 2%
Obligation	389,912
Variation	34,941
10%

Expected payments of benefits
	In 2018	In 2019	In 2020	In 2021	Between 2022 to 2028
At December 31, 2017
Benefit payment obligations	31,407	5,571	6,266	5,983	10,371